Schedule of credit facility (Details) (Parenthetical) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Credit Facility One [Member]
IfrsStatementLineItems [Line Items]
Line of credit, borrowing capacity	$ 6,600	$ 6,600
Maturity date	December 31, 2022	December 31, 2022
Interest rate	1.50%	1.50%	1.50%	1.50%
Credit Facility One [Member] | Base Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rate	1.65%	2.75%	1.65%	2.75%
Credit Facility Two [Member]
IfrsStatementLineItems [Line Items]
Line of credit, borrowing capacity	$ 1,947	$ 1,947	$ 200,000	$ 200,000
Maturity date	April 30, 2022	April 30, 2022
Interest rate	42.00%	42.00%	42.00%	42.00%
Credit Facility Three [Member]
IfrsStatementLineItems [Line Items]
Line of credit, borrowing capacity	$ 1,460	$ 1,460	$ 150,000	$ 150,000
Maturity date	June 30, 2022	June 30, 2022
Interest rate	35.00%	35.00%	35.00%	35.00%